Derivative Instruments - Financial Instruments Eligible for Offset, Assets (Details) - Interest rate swap agreements - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative assets:
Gross Amounts of Recognized Assets	$ 1,219	$ 913
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Net Amounts of Assets Presented in the Consolidated Balance Sheets	1,219	913
Gross Amounts Not Offset in the Consolidated Balance Sheets, Financial Instruments	0	197
Gross Amounts Not Offset in the Consolidated Balance Sheets, Cash Collateral Received	0	0
Net Amount	$ 1,219	$ 716